Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Obligation with Joint and Several Liability Arrangement [Line Items]
December 31, 2021	$ 44,873
December 31, 2022	44,873
December 31, 2023	42,600
December 31, 2024	39,873
December 31, 2025	68,917
December 31, 2026 and thereafter	192,335
Total bareboat lease minimum payments	433,471
Unamortized lease issuance costs	(6,181)
Total bareboat lease minimum payments, net	427,290
Lease financing short term	44,873
Lease financing long term, net of unamortized lease issuance costs	$ 382,417